Summary of Common Stock Reserved for Future Issuance (Details) - USD ($)	Jan. 31, 2023	Nov. 25, 2022	Jul. 31, 2022
Share-Based Payment Arrangement [Abstract]
Common Stock options outstanding (within the 2011 Plan and outside of the terms of the 2011 Plan)	118,979		133,973
Common Stock reserved for restricted stock unit settlement	49		2,710
Common Stock authorized for future grant under the 2011 Plan	91,597		79,484
Common Stock reserved for warrant exercise	1,242,564		77,554
Shares issuable under CGP and Sirtex stock purchase agreements (Note 6)	85,585		87,455
Common Stock reserved for future ESPP issuance	1,176		1,218
Total Common Stock reserved for future issuance	1,900,539		382,394
Convertible note – related party	$ 360,589	$ 360,589